Loans and advances to customers (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Customers
Companies		R$ 293,491,411	R$ 256,810,316
- Financing and On-lending		111,905,705	108,461,841
- Financing and export		46,635,544	51,461,844
- Housing loans		14,135,803	18,538,907
- Onlending BNDES/Finame		16,079,517	16,691,762
- Vehicle loans		18,927,295	13,589,893
- Import		13,055,441	5,696,949
- Leases		3,072,105	2,482,486
- Borrowings		169,606,160	140,384,792
- Working capital		101,989,937	91,405,458
- Rural loans		5,502,190	4,956,707
- Other		62,114,033	44,022,627
- Limit operations ()	[1]	11,979,546	7,963,683
- Credit card		5,723,165	3,966,504
- Overdraft for corporates/Individuals		6,256,381	3,997,179
Individuals		320,342,196	256,406,447
- Financing and On-lending		119,730,088	93,134,830
- Housing loans		81,712,089	59,064,431
- Vehicle loans		30,884,597	27,818,022
- Onlending BNDES/Finame		6,961,700	6,105,589
- Other		171,702	146,788
- Borrowings		142,243,997	118,655,689
- Payroll-deductible loans		84,535,206	69,897,126
- Personal credit		31,052,154	24,033,559
- Rural loans		10,348,497	8,419,040
- Other		16,308,140	16,305,964
- Limit operations ()	[1]	58,368,111	44,615,928
- Credit card		53,771,164	41,229,795
- Overdraft for corporates/Individuals		4,596,947	3,386,133
Total portfolio		R$ 613,833,607	R$ 513,216,763

[1]	Refers to outstanding operations with pre-established limits linked to current account and credit card, whose limits are automatically recomposed as the amounts used are paid.